Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition	6 Months Ended
Jun. 30, 2026
Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition
Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition
3.	Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition

Fixed assets, net consisted of the following (in thousands of US$):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2026	$4,892,047	$(1,622,344)	$3,269,703
Additions and vessel acquisition	25,466	—	25,466
Vessel upgrades and other vessel costs	1,655	—	1,655
Depreciation	—	(82,639)	(82,639)
As of June 30, 2026	$4,919,168	$(1,704,983)	$3,214,185

Capesize drybulk carrier vessel acquisition & Deliveries of newbuilding container vessels:

During the six months ended June 30, 2026, the Company took delivery of the drybulk capesize vessel John Junior (ex. Hebei No.1) pursuant to a Memorandum of Agreement entered into in 2025, for a total purchase price of $25.0 million. In connection with this acquisition, the Company deposited $3.8 million into an escrow account in 2025, which, as of December 31, 2025, was recorded under “Advances for vessels under construction and vessel acquisition”. The remaining $21.2 million was paid during the six months ended June 30, 2026. The vessel was recognized under “Fixed assets at cost, net” at an aggregate cost of approximately $25.5 million, including capitalized acquisition and delivery-related expenses.

In 2025, the Company also took delivery of two 6,014 TEU newbuild container vessels, Phoebe and Greenhouse, both of which commenced long-term charters upon delivery. These vessels were transferred from “Advances for vessels under construction and vessel acquisition” to “Fixed assets at cost, net” at an aggregate cost of approximately $129.4 million.

3.	Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition (Continued)

Container vessels under construction:

During the six months ended June 30, 2026, the Company added two 5,000 TEU newbuilding containerships and two 5,300 TEU newbuilding containerships to its orderbook. In 2025, the Company added one 6,014 TEU, two 7,165 TEU, two 5,300 TEU and six 1,800 TEU newbuilding containerships to its orderbook. As of June 30, 2026, the Company has a total of 29 container vessels under construction, with scheduled deliveries between 2026 and 2029, as summarized below:

●	Seven 9,200 TEU vessels, contracted between June 2024 and December 2024 of which five are expected to be delivered in 2027 and two in 2028.
●	Seven 8,258 TEU vessels, contracted between June 2023 and July 2024 of which three are expected to be delivered in the third quarter of 2026 and the remaining four in 2027.
●	Two 7,165 TEU vessels, contracted in September 2025 and both are expected to be delivered in the third quarter of 2027.
●	One 6,014 TEU vessel, contracted in June 2025, which is expected to be delivered in 2027.
●	Four 5,300 TEU vessels, contracted in December 2025 and March 2026, of which one is expected to be delivered in 2028 and three in 2029.
●	Two 5,000 TEU vessels, contracted in May 2026, which are expected to be delivered in 2027.
●	Six 1,800 TEU vessels, contracted in December 2025, of which one is expected to be delivered in 2027, four in 2028 and one in 2029.

Drybulk vessels under construction:

In January and February 2026, the Company reached agreements with Chinese shipyards for the construction of four Newcastlemax drybulk carriers of approximately 211,000 DWT each and expected delivery dates in 2028.

As of June 30, 2026, the aggregate contracted purchase price of the 29 container vessels and the four drybulk vessels under construction amounted to $2,484.3 million,out of which $284.3 million, $190.0 million, $174.5 million and $28.3 million was paid in the six months ended June 30, 2026 and in the years ended December 31, 2025, 2024 and 2023, respectively. As of June 30, 2026, the future remaining contractual commitments for the 29 container and the four drybulk vessels under construction were as follows (in thousands of US$):

Payments due by twelve month period ending:	in ‘000s of US$
June 30, 2027	$805,115
June 30, 2028	646,865
June 30, 2029	355,171
Total contractual commitments	$1,807,151

Additionally, a supervision fee of $850.0 thousand per newbuilding vessel is payable to Danaos Shipping Company Limited (the “Manager”) over the construction period. Supervision fees totaling $3.0 million and $1.9 million were charged by the Manager and capitalized to the vessels under construction in the six months ended June 30, 2026 and in the year ended December 31, 2025, respectively. Interest expense amounting to $16.3 million and $21.6 million was capitalized to the vessels under construction in the six months ended June 30, 2026 and in the year ended December 31, 2025, respectively.